SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Jan. 02, 2022
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION	SEGMENT AND GEOGRAPHICAL INFORMATION
We determine operating segments based on how our chief operating decision maker (“CODM”) manages the business, including making operating decisions, deciding how to allocate resources and evaluating operating performance. Our CODM is our Chief Executive Officer who reviews our operating results on a consolidated basis. We operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by our CODM to make decisions about resource allocation and assess performance. The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2021	2020	2019
United States(1)	$227,499	$235,606	$433,293
France	88,454	125,366	138,423
China	25,519	12,496	119,010
Italy	83,957	41,882	41,126
Rest of world(2)	357,850	429,486	466,449
Total revenue	$783,279	$844,836	$1,198,301
(1)During fiscal years 2021, 2020 and 2019, we had sales of $225.9 million, $231.2 million and $426.5 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the
Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the Supply Agreement with SunPower.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.
Revenues are attributed primarily based on the destination of the shipments.
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Malaysia	$240,711	$139,421
Philippines	69,740	79,506
Mexico	67,208	17,792
Europe	6,714	8,896
Singapore	1,314	24
United States	933	1,266
Rest of world	10	3
Property, plant, and equipment, net, by geography	$386,630	$246,908
Long-lived assets are attributed based upon the country in which the asset is located or owned.